CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $
Assets
Cash, cash equivalents and short-term securities (Note 5)	$ 9,506	$ 8,890
Debt securities (Notes 5 and 6)	74,443	72,619
Equity securities (Notes 5 and 6)	4,634	6,020
Mortgages and loans (Notes 5 and 6)	46,822	42,805
Derivative assets (Notes 5 and 6)	1,112	1,478
Other invested assets (Note 5)	4,830	4,154
Policy loans (Note 5)	3,222	3,106
Investment properties (Note 5)	7,157	7,067
Invested assets	151,726	146,139
Other assets (Note 8)	4,498	4,408
Reinsurance assets (Notes 10 and 11)	4,141	4,028
Deferred tax assets (Note 20)	1,209	1,295
Intangible assets (Note 9)	1,779	1,667
Goodwill (Note 9)	5,412	5,183
Total general fund assets	168,765	162,720
Investments for account of segregated fund holders (Note 22)	103,062	106,392
Total assets	271,827	269,112
Liabilities
Insurance contract liabilities (Note 10)	121,923	117,785
Investment contract liabilities (Note 10)	3,164	3,082
Derivative liabilities (Notes 5 and 6)	2,295	1,756
Deferred tax liabilities (Note 20)	322	403
Other liabilities (Note 12)	12,153	11,987
Senior debentures (Note 13)	1,299	1,299
Subordinated debt (Note 14)	3,039	3,437
Total general fund liabilities	144,195	139,749
Insurance contracts for account of segregated fund holders (Note 22)	96,663	99,121
Investment contracts for account of segregated fund holders (Note 22)	6,399	7,271
Total liabilities	247,257	246,141
Equity
Issued share capital and contributed surplus	10,749	10,911
Shareholders' retained earnings and accumulated other comprehensive income	12,957	11,410
Total shareholders' equity	23,706	22,321
Participating policyholders' equity	864	650
Total equity	24,570	22,971
Total liabilities and equity	$ 271,827	$ 269,112
Exchange rates at the end of the reporting periods (in USD per share) | $ / $	1.36	1.26